INCOME TAXES - Narrative (Details) - USD ($) $ in Billions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Statutory income tax rate	26.00%	26.00%
Deductible temporary differences for which no deferred tax liabilities is recognised	$ 18	$ 9
Domestic Tax Authority
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Statutory income tax rate	26.00%